Note 15 - Properties, Plants, Equipment and Mineral Interests, and Lease Commitments - Major Components of Property, Plants, Equipment and Mineral Interests (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Gross	$ 4,528,510	$ 4,315,736
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,862,260	1,745,946
Net carrying value	2,666,250	2,569,790
Mining properties, including asset retirement obligations
Property, Plant and Equipment, Gross	911,018	871,027
Development costs
Property, Plant and Equipment, Gross	630,391	588,298
Plants and equipment
Property, Plant and Equipment, Gross	1,666,577	1,514,906
Land
Property, Plant and Equipment, Gross	35,112	35,644
Mineral interests
Property, Plant and Equipment, Gross	1,164,390	1,171,261
Construction in progress
Property, Plant and Equipment, Gross	$ 121,022	$ 134,600